Financial Instruments and Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Fair Value [Abstract]
Schedule of Assets and Liabilities are Considered to have Carrying Amounts

All financial assets and liabilities are considered to have carrying amounts that do not materially differ from their fair value.

Thousands of $ For The Years ended December 31	2025	2024	Fair value hierarchy
Financial assets
At fair value:
Option to pay GPS earnout in shares	530	502	Level 3
Option to pay Exosome earnout	233	-	Level 3
Right for early repayment of OrbiMed loan	733	434	Level 3
Subtotal financial assets at fair value	1,496	936

At amortized cost:
Trade receivables	14,675	14,440
Cash and cash equivalents	29,032	46,798
Subtotal financial assets at amortized cost	43,707	61,238
Total financial assets	45,203	62,174

Financial liabilities
At fair value:
Other financial liabilities
GPS contingent consideration	49,139	67,284	Level 3
Exosome contingent consideration	6,763	-	Level 3
Innovation platform contingent consideration	470	-	Level 3
NovioGendix contingent consideration	-	572	Level 3
Subtotal financial liabilities at fair value	56,372	67,856

At amortized cost:
Loans and borrowings	76,197	51,291	Level 2
Lease liabilities	10,407	8,773
Trade payables	10,330	8,001
Subtotal financial liabilities at amortized cost	96,934	68,065
Total financial liabilities	153,306	135,921

Schedule of Reconciliation of Cash and Non-Cash Movements

A reconciliation of cash and non-cash movements of level 3 financial liabilities is presented below:

Thousands of $	Financial Derivative Instruments (Innovatus)		Contingent Consideration (NovioGendix, GPS, and ExoDx)
For the years ended December 31	2025	2024	2025	2024
Beginning balance	-	192	67,856	65,962
Cash movements
Contingent considerations payments	-	-	(27,971)	(555)
Non-cash movements
Recognition of initial consideration for ExoDx acquisition			4,539
Recognition of the ExoDx contingent consideration			6,273
Recognition of the Innovation Platform contingent consideration			470
Settlement of the ExoDx obligation through issuance of shares			(4,539)
Exact Sciences 5-year warrant[1]	-			(1,116)
Innovatus embedded derivative convertible call option[2]	-	(27)		-
Fair value changes through profit and loss	-	(165)	9,744	3,565
Ending balance	-	-	56,372	67,856

[1]	Reclassified to equity in 2024
[2]	Fair value adjusted to zero given full repayment of Innovatus loan

Exact Sciences 5-Year Warrants: The fair value of the warrant held by Exact Sciences to acquire up to 1 million shares of mdxhealth was measured using a Binomial tree valuation model which took into account several factors including the expected evolution in the Company’s share price starting from the share price on December 31, 2023 of $3.94 with an estimated volatility of 72.99% and a contractual strike price of $5.265. This valuation model is considered as a level 3 input and was assessed at $2.2 million financial liability as of December 31, 2023. Following approval of the issuance of the Warrants at the Company’s General Assembly on June 20, 2024, the warrants are no longer considered to be a financial liability and have accordingly been reclassified into equity as an equity instrument at the then prevailing fair value of $1.1 million, considering a share price of $2.67 on June 20, 2024, and an estimated volatility of 71.46%.